Leases (Details) - Schedule of future minimum rental payments for operating leases ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Schedule Of Future Minimum Rental Payments For Operating Leases Abstract
2023	¥ 3,004
2024	804
2025	201
Total	¥ 4,009